Income Taxes - Additional Information (Detail)	12 Months Ended							12 Months Ended
	May 31, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2011 USD ($)	May 31, 2013 Minimum [Member] USD ($)	May 31, 2013 Minimum [Member] CNY	May 31, 2012 Minimum [Member] USD ($)	May 31, 2012 Maximum [Member] USD ($)	May 31, 2013 High and new tech enterprise (HNTE) [Member]	May 31, 2013 High and new tech enterprise (HNTE) [Member] After tax reduction [Member]	May 31, 2013 Newly established software enterprise (NESE) [Member]	May 31, 2013 January 2008 onwards [Member]	May 31, 2013 January 2008 onwards [Member] High and new tech enterprise (HNTE) [Member] Before tax reduction [Member]	May 31, 2013 Peoples Republic of China Entities [Member]	May 31, 2013 Hong Kong [Member] USD ($)	May 31, 2012 Hong Kong [Member] USD ($)	May 31, 2011 Hong Kong [Member] USD ($)
Income Taxes [Line Items]
Income tax rate	10.01%	7.51%	7.50%						7.50%		25.00%	15.00%	25.00%	16.50%
Foreign income tax expense														$ 10,000	$ 11,000	$ 300,000
Preferential tax rate								15.00%		12.50%
Tax holiday year								3 years		2 years
Income tax holiday, description										Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from EIT for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Valuation allowance	4,205,000	5,344,000				1,422,000	5,924,000
Net operating loss	29,978,000
Net operating loss expiration dates	May 31, 2014 to May 31, 2018
Increase of income tax expense	32,489,000	34,416,000	24,842,000
Decrease in basic net income per share	$ 0.21	$ 0.22	$ 0.16
Decrease in diluted net income per share	$ 0.21	$ 0.22	$ 0.16
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors	10.00%
Aggregate undistributed earnings available for distribution	602,377,000	483,100,000
Underpayment of tax liability				$ 16,000	100,000